John Deere Owner Trust 2016	EXHIBIT 99.3

Servicer’s Certificate

$229,000,000 Class A-1 0.64% Asset Backed Notes due March 15, 2017

$234,000,000 Class A-2 1.15% Asset Backed Notes due October 15, 2018

$222,000,000 Class A-3 1.36% Asset Backed Notes due April 15, 2020

$71,000,000 Class A-4 1.64% Asset Backed Notes due January 17, 2023

$19,481,477 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Nov-17
Actual Payment Date (A/360)				15-Nov-17
Collection Period Begin Date				25-Sep-17
Collection Period End Date				29-Oct-17
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$23,039,609.75
	(a)	Total cash receipts during the month:		$22,657,597.45
	(b)	Administrative repurchases during the month:		$378,389.16
	(c)	Investment earnings on cash accounts:		$3,623.14
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$366,218.49
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$17,585.16
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$251,600.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$97,033.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,630,186.68
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$18,349,736.60
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	84.83%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$18,349,736.60

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$3,280,450.08
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	15.17%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$3,280,450.08

	(d)	(i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$21,996,405.17

(6)	Reserve Account balance:

	(a)	Beginning balance:	$7,754,815.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$764,043.87
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$764,043.87
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$764,043.87
	(e)	Ending Balance (after giving effect to all distributions):	$7,754,815.00
	(f)	Specified Reserve Account Balance:	$7,754,815.00

(7)	Servicing Fee:		$279,060.71
	(a)	Amount of Servicing Fee earned:	$279,060.71
	(b)	Amount of Servicing Fee paid:	$279,060.71
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$764,043.87

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$312,997,920.71

	(b)	Note Value as of the end of the related Collection Period:	$309,201,026.97

	(c)	Number of Accounts at the end of the related Collection Period:	10,973

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$218,719,549.92
		(ii) Class A-3 Note Pool Factor:	0.9852232

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$71,000,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$19,481,477.00
		(ii) Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$162,284.65
		(ii) % of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(16)	(i)	Aggregate amount of net losses for the collection period:	($67,455.86)
	(ii)	Cumulative amount of net losses:	$1,530,121.41
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	$0.00

(17)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.79%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	11,344
	(b)	Number of loans at the end of the period:	10,973
	(c)	Weighted average remaining term on receivables:	24.88528385
	(d)	Prepayment amount - monthly:	$2,260,802.86
	(e)	Prepayment amount - life-to-date:	$78,668,926.68
	(f)	Weighted average APR of the pool assets:	2.40%
	(g)	Pool Factor:	0.393705737

(19)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.79%
	(c)	Delinquency Trigger Occurred: Y/N	N